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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Strategic California Municipal Income Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.8%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.8%
California Statewide Communities Development Authority(a),(b)
Revenue Bonds
Series 2018 (Wells Fargo Bank)
08/15/2047	1.300%	9,160,000	9,160,000
Total Floating Rate Notes (Cost $9,160,000)			9,160,000

Municipal Bonds 96.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 8.5%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B AMT (BAM)
07/01/2028	5.000%	500,000	548,135
07/01/2030	5.125%	1,050,000	1,154,675
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International
Subordinated Series 2018 AMT
05/15/2048	5.250%	3,000,000	3,428,130
Los Angeles International Airport
Subordinated Series 2017 AMT
05/15/2041	5.000%	1,500,000	1,660,695
Subordinated Series 2018C AMT
05/15/2044	5.000%	2,000,000	2,239,440
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2039	5.250%	2,500,000	2,536,950
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	6,121,390
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2047	5.000%	3,000,000	3,307,440
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
2nd Series 2011F AMT
05/01/2029	5.000%	5,210,000	5,547,243
Revenue Bonds
San Francisco International Airport
Series 2016 AMT
05/01/2041	5.000%	1,305,000	1,436,205
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A AMT
05/01/2044	5.000%	6,000,000	6,565,560
Series 2018 AMT
05/01/2048	5.000%	8,000,000	8,906,720
Total			43,452,583
Charter Schools 4.1%
California Municipal Finance Authority(d)
Revenue Bonds
Julian Charter School Project
Series 2015A
03/01/2045	5.625%	1,000,000	971,070
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	1,750,000	1,841,000
08/01/2046	5.000%	2,250,000	2,357,865
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,206,583
07/01/2045	5.000%	1,705,000	1,780,872
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,604,451
Series 2018
08/01/2048	5.000%	1,750,000	1,860,075
KIPP LA Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,056,180
Series 2015A
07/01/2045	5.000%	1,000,000	1,057,160
Series 2017
07/01/2047	5.000%	1,500,000	1,608,375
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	3,000,000	3,343,530
07/01/2046	6.375%	155,000	172,749
Total			20,859,910
Health Services 1.2%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,247,600
Columbia Strategic California Municipal Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,881,255
Total			6,128,855
Higher Education 6.9%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,733,947
Series 2018-A
12/01/2044	5.000%	2,000,000	2,233,400
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,273,800
Revenue Bonds
Chapman University
Series 2011
04/01/2031	5.000%	4,375,000	4,669,000
Series 2015
04/01/2040	5.000%	2,500,000	2,786,575
Loyola Marymount University
Series 2010A
10/01/2040	5.125%	1,250,000	1,275,300
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2041	5.000%	2,500,000	2,589,550
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,114,330
California Lutheran University
Series 2018
10/01/2037	5.000%	275,000	310,470
10/01/2038	5.000%	300,000	337,380
Revenue Bonds
Biola University
Series 2013
10/01/2038	5.000%	1,000,000	1,072,360
10/01/2042	5.000%	2,360,000	2,515,028
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2041	5.000%	1,875,000	2,019,225
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,380,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,538,488
11/01/2043	5.875%	1,875,000	2,055,019
Total			34,904,482
Hospital 17.3%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,481,450
Sutter Health
Series 2017A
11/15/2048	4.000%	3,010,000	3,041,003
Revenue Bonds
Dignity Health
Series 2009E
07/01/2025	5.625%	1,125,000	1,141,706
Series 2011A
03/01/2041	5.250%	3,000,000	3,167,640
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,447,520
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	7,139,580
Lucile Packard Stanford Hospital
Series 2016
08/15/2055	5.000%	1,000,000	1,093,690
St. Joseph Health System
Series 2009A
07/01/2029	5.500%	1,500,000	1,524,930
Series 2013A
07/01/2037	5.000%	2,000,000	2,202,160
Sutter Health
Series 2018A
11/15/2048	5.000%	2,500,000	2,793,275
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,176,660
Series 2017A
02/01/2042	4.000%	2,000,000	2,013,620
02/01/2047	5.000%	2,000,000	2,169,820
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,268,000

2	Columbia Strategic California Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,083,700
03/01/2048	5.000%	5,000,000	5,615,900
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,337,487
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,085,610
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	776,293
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,091,530
Revenue Bonds
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	544,948
08/01/2045	4.000%	1,000,000	1,004,490
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,423,108
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,843,966
Methodist Hospital of Southern California
01/01/2048	5.000%	7,500,000	8,080,425
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,261,960
City of Torrance
Revenue Bonds
Torrance Memorial Medical Center
Series 2010A
09/01/2030	5.000%	3,000,000	3,142,140
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,946,870
01/01/2047	5.000%	2,000,000	2,147,020
Total			88,046,501
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Investor Owned 0.2%
City of Chula Vista
Revenue Bonds
San Diego Gas & Electric Co.
Series 2004D
01/01/2034	5.875%	1,000,000	1,010,240
Local Appropriation 1.3%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Series 2014A
05/01/2046	5.000%	1,000,000	1,097,820
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	1,330,000	1,378,026
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,212,760
San Mateo County Board of Education
Refunding Certificate of Participation
Series 2009
06/01/2035	5.250%	2,000,000	2,021,340
Total			6,709,946
Local General Obligation 7.6%
Central Unified School District
Unlimited General Obligation Bonds
Election 2016
Series 2017A
08/01/2047	4.000%	1,500,000	1,528,140
Chabot-Las Positas Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2017A
08/01/2042	4.000%	2,250,000	2,335,365
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,137,741
08/01/2030	0.000%	1,000,000	650,640
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,306,676
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,234,107
09/01/2032	0.000%	1,000,000	615,140

Columbia Strategic California Municipal Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	922,845
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2009D
01/01/2034	5.000%	750,000	759,547
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	3,507,277
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,265,515
08/01/2033	0.000%	2,000,000	1,225,260
Mount San Jacinto Community College District
Unlimited General Obligation Bonds
Election of 2014
Series 2018B
08/01/2043	4.000%	3,000,000	3,098,190
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Election of 2006
Series 2012A
08/01/2022	5.000%	660,000	707,639
Series 2015A
08/01/2040	5.000%	1,000,000	1,141,870
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	600,530
08/01/2034	0.000%	1,610,000	917,925
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,629,932
Riverside Community College District(e)
Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	399,684
08/01/2031	0.000%	1,000,000	631,150
Rocklin Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1995C (NPFGC)
07/01/2020	0.000%	1,705,000	1,624,763
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	2,808,850
San Gorgonio Memorial Health Care District
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2039	5.000%	4,000,000	4,268,560
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,649,745
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	800,000	853,432
Total			38,820,523
Multi-Family 2.1%
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	995,460
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,320,613
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,763,620
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,066,610
California Statewide Communities Development Authority
Refunding Revenue Bonds
CHF Irvine LLC
Series 2016
05/15/2040	5.000%	1,000,000	1,090,250
University of California Irvine East Campus Apartments
Series 2012
05/15/2031	5.125%	2,000,000	2,115,600
Revenue Bonds
NCCD-Hooper Street LLC
07/01/2049	5.250%	500,000	523,670
Total			10,875,823

4	Columbia Strategic California Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.7%
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/2028	5.000%	1,325,000	1,331,903
City of Vernon Electric System
Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,057,660
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,005,000	1,019,673
Total			3,409,236
Other Bond Issue 0.7%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,171,260
San Diego County Regional Airport Authority
Revenue Bonds
Consolidated Rental Car Facility Project
Series 2014A
07/01/2044	5.000%	1,500,000	1,666,110
Total			3,837,370
Ports 2.1%
Port Commission of the City & County of San Francisco
Revenue Bonds
Series 2010A
03/01/2040	5.125%	5,000,000	5,147,950
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A AMT
08/01/2044	5.000%	5,000,000	5,550,950
Total			10,698,900
Prepaid Gas 0.3%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,416,260
Refunded / Escrowed 5.3%
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2040	6.000%	1,000,000	1,123,990
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	460,000	517,353
City of Redding Electric System(f)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	8.358%	200,000	232,820
Oakland Unified School District/Alameda County
Prerefunded 08/01/21 Unlimited General Obligation Bonds
Election of 2012
Series 2013
08/01/2030	6.250%	1,095,000	1,221,735
San Francisco City & County Redevelopment Agency
Prerefunded 02/01/21 Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2011B
08/01/2031	6.250%	2,600,000	2,841,982
08/01/2041	6.625%	1,600,000	1,760,304
San Joaquin Hills Transportation Corridor Agency(e)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2020	0.000%	12,000,000	11,826,480
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project
Series 2011A
08/01/2031	7.000%	1,000,000	1,106,690
Temecula Redevelopment Agency
Prerefunded 08/01/21 Tax Allocation Bonds
Housing Redevelopment Project No. 1
Series 2011A
08/01/2039	7.000%	2,100,000	2,375,919
Union City Community Redevelopment Agency
Prerefunded 12/01/21 Subordinated Tax Allocation Bonds
Lien-Community Redevelopment Project
Series 2011
12/01/2033	6.875%	1,500,000	1,721,700
Yorba Linda Redevelopment Agency Successor
Prerefunded 09/01/21 Subordinated Tax Allocation Bonds
Lien-Redevelopment Project
Series 2011A
09/01/2032	6.500%	2,000,000	2,248,380
Total			26,977,353
Resource Recovery 0.1%
California Municipal Finance Authority(c),(d),(g)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011 AMT
12/01/2032	0.000%	2,745,000	411,750

Columbia Strategic California Municipal Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 4.8%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2031	6.000%	2,200,000	2,377,760
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,921,304
07/01/2044	5.000%	700,000	792,386
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2031	5.000%	1,500,000	1,784,805
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	1,972,351
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,330,103
Episcopal Communities and Services
Series 2012
05/15/2042	5.000%	4,235,000	4,466,358
Front Porch Communities and Services
Series 2017
04/01/2047	5.000%	250,000	276,215
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/2039	6.250%	1,500,000	1,539,540
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,244,620
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,324,950
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,138,291
Total			24,168,683
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 2.1%
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2048	5.000%	9,415,000	10,633,866
Special Property Tax 10.3%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,425,000	1,448,897
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	670,000	681,048
Carson Redevelopment Agency Successor Agency
Tax Allocation Bonds
Housing
Series 2010A
10/01/2030	5.000%	5,000,000	5,237,500
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,299,060
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,651,675
09/01/2038	5.000%	625,000	658,163
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,722,162
09/01/2036	5.000%	2,435,000	2,685,391
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	55,000	56,495
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	797,138
09/01/2044	5.000%	1,025,000	1,086,244
City of Palo Alto
Refunding & Improvement Special Assessment Bonds
Limited Obligation-University Ave.
Series 2012
09/02/2029	5.000%	800,000	868,600

6	Columbia Strategic California Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,601,835
Corona-Norco Unified School District
Refunding Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,446,198
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	3,000,000	3,342,900
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	1,740,000	1,832,307
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,462,450
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,109,540
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,414,322
08/01/2040	5.750%	2,000,000	2,180,900
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	1,835,148
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2031	5.000%	1,345,000	1,481,571
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,425,000	1,627,663
San Diego Redevelopment Agency Successor Agency(e)
Tax Allocation Bonds
Capital Appreciation
Series 2001 (AGM)
09/01/2020	0.000%	3,630,000	3,527,888
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,108,580
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,371,062
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2030	5.000%	640,000	706,381
09/01/2031	5.000%	685,000	755,548
09/01/2033	5.000%	505,000	556,278
Total			52,552,944
State Appropriated 6.1%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2029	5.000%	2,500,000	2,762,350
11/01/2037	5.000%	6,825,000	7,474,126
Revenue Bonds
Judicial Council Projects
Series 2011D
12/01/2031	5.000%	5,100,000	5,542,986
Series 2013A
03/01/2032	5.000%	1,500,000	1,651,125
03/01/2038	5.000%	2,500,000	2,717,400
Series 2014B
10/01/2039	5.000%	1,000,000	1,119,350
Various Capital Projects
Series 2011A
10/01/2031	5.125%	5,000,000	5,422,750
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,353,558
Total			31,043,645
State General Obligation 7.1%
State of California
Unlimited General Obligation Bonds
Various Purpose
Series 2009
10/01/2029	5.000%	3,000,000	3,064,680
04/01/2031	5.750%	2,750,000	2,766,830
11/01/2039	5.500%	4,965,000	5,091,012

Columbia Strategic California Municipal Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010
03/01/2030	5.250%	1,000,000	1,036,440
03/01/2033	6.000%	4,000,000	4,186,360
03/01/2040	5.500%	4,800,000	4,974,048
Various Purpose - Bid Group A
10/01/2048	5.000%	5,000,000	5,742,500
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,006
Various Purpose
Series 2009
04/01/2035	6.000%	2,310,000	2,325,292
04/01/2038	6.000%	6,775,000	6,819,105
Total			36,008,273
Tobacco 1.9%
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	3,778,880
06/01/2047	5.250%	1,500,000	1,475,895
Series 2018A-2
06/01/2047	5.000%	4,500,000	4,251,240
Total			9,506,015
Transportation 1.1%
California Municipal Finance Authority(c)
Revenue Bonds
Senior Lien
Series 2018A AMT
12/31/2043	5.000%	5,000,000	5,454,100
Turnpike / Bridge / Toll Road 3.5%
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Series 2014A
01/15/2046	5.750%	2,850,000	3,198,042
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,929,500
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation-Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,207,579
06/01/2033	0.000%	2,940,000	1,643,813
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	1,705,225
Riverside County Transportation Commission
Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,631,145
San Joaquin Hills Transportation Corridor Agency
Refunding Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	5,000,000	5,374,300
Total			17,689,604
Water & Sewer 1.2%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,602,331
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,277,880
Total			5,880,211
Total Municipal Bonds (Cost $472,917,058)			490,497,073

Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(h)	2,500,906	2,500,906
Total Money Market Funds (Cost $2,500,896)		2,500,906
Total Investments in Securities (Cost: $484,577,954)		502,157,979
Other Assets & Liabilities, Net		5,975,394
Net Assets		508,133,373

8	Columbia Strategic California Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $35,499,313, which represents 6.99% of total net assets.
(e)	Zero coupon bond.
(f)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of January 31, 2019.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2019, the total value of these securities amounted to $411,750, which represents 0.08% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
Columbia Strategic California Municipal Income Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	9,160,000	—	9,160,000
Municipal Bonds	—	490,497,073	—	490,497,073
Money Market Funds	2,500,906	—	—	2,500,906
Total Investments in Securities	2,500,906	499,657,073	—	502,157,979
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
10	Columbia Strategic California Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.1%
Indiana Finance Authority(a),(b)
Unrefunded Revenue Bonds
Lease Appropriation
Series 2009A-2 (Wells Fargo Bank)
02/01/2037	1.620%	1,240,000	1,240,000
New York 0.3%
Triborough Bridge & Tunnel Authority(a),(b)
Refunding Revenue Bonds
Series 2018C (State Street Bank and Trust Co.)
01/01/2032	1.620%	3,970,000	3,970,000
Total Floating Rate Notes (Cost $5,210,000)			5,210,000

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 0.2%
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public
Series 2016
02/15/2036	5.000%	2,800,000	2,970,100
California 19.7%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,159,790
04/01/2029	5.000%	1,650,000	1,904,397
04/01/2030	5.000%	1,700,000	1,950,529
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,704,631
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,994,387
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,691,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,220,337
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	6,094,501
Revenue Bonds
Various Capital Projects
Series 2011A
10/01/2022	5.250%	3,395,000	3,709,683
Series 2012A
04/01/2028	5.000%	10,000,000	10,907,100
Series 2013I
11/01/2028	5.250%	9,225,000	10,507,275
11/01/2029	5.000%	5,000,000	5,619,750
11/01/2031	5.500%	2,930,000	3,340,317
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,489,483
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,492,100
Methodist Hospital of Southern California
01/01/2038	5.000%	3,000,000	3,300,750
Series 2017
05/15/2033	5.000%	1,350,000	1,525,473
05/15/2034	5.000%	1,000,000	1,126,110
05/15/2035	5.000%	2,200,000	2,467,256
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,230,689
11/15/2031	5.000%	1,000,000	1,163,130
11/15/2032	5.000%	1,610,000	1,866,087
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,022,560
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,861,704
Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	9,000,000	9,955,440
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,908,560
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,577,150
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,423,315
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,636,250
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2033	5.000%	4,000,000	4,639,000
Manteca Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,441,150
Monrovia Unified School District
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
08/01/2021	5.250%	5,600,000	6,010,368
Oakland Unified School District/Alameda County
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Election of 2006
Series 2009A
08/01/2029	6.125%	14,500,000	14,830,890
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	3,000,000	3,488,280
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	18,947,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airports Commission - San Francisco International Airport
Revenue Bonds
Series 2010A
05/01/2029	4.900%	3,000,000	3,077,580
San Joaquin Hills Transportation Corridor Agency(d)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	20,095,268
San Jose Financing Authority
Refunding Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,607,350
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,751,550
Windy Point/Windy Flats Project
Series 2010-1
07/01/2028	5.000%	10,000,000	10,448,600
07/01/2030	5.000%	15,875,000	16,578,104
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,839,625
Various Purpose
Series 2009
10/01/2022	5.250%	5,000,000	5,120,600
Series 2010
03/01/2025	5.000%	1,000,000	1,035,100
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,141,570
09/01/2033	5.000%	1,250,000	1,415,675
West Contra Costa Unified School District(d)
Unlimited General Obligation Bonds
Series 2005 (NPFGC)
08/01/2020	0.000%	7,285,000	7,091,802
Total			255,409,986
Colorado 3.2%
City & County of Denver Airport System
Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,922,600

2	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,330,160
Series 2015
12/01/2026	5.000%	1,860,000	2,096,760
12/01/2028	5.000%	1,000,000	1,110,750
12/01/2030	5.000%	1,400,000	1,539,832
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,239,460
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,677,960
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,396,656
Prerefunded 06/01/20 Certificate of Participation
Series 2010A
06/01/2025	5.000%	9,135,000	9,519,492
Unrefunded Certificate of Participation
Series 2010A
06/01/2025	5.000%	865,000	898,164
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	4,157,550
Total			41,889,384
Connecticut 0.5%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	1,615,000	1,698,302
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	540,000	568,593
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	4,272,000	4,479,363
Total			6,746,258
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 2.7%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,401,850
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,000,000	3,244,080
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	17,875,799
10/01/2025	0.000%	7,500,000	6,159,225
10/01/2026	0.000%	5,000,000	3,947,550
Total			34,628,504
Florida 6.7%
County of Miami-Dade Aviation
Prerefunded 10/01/20 Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	1,450,000	1,540,422
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,443,329
Unrefunded Revenue Bonds
Miami International
Series 2010
10/01/2025	5.500%	4,550,000	4,831,417
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,338,553
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
System
Series 2008B (AGM)
10/01/2021	5.250%	20,000,000	21,788,200
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/2034	5.875%	1,665,000	1,538,810
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,214,227

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,800,784
10/01/2032	5.000%	2,300,000	2,583,475
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,395,337
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	7,224,165
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,722,900
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	1,550,000	1,631,437
05/15/2037	5.000%	1,500,000	1,570,275
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,383,363
08/01/2027	5.000%	2,500,000	2,904,875
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,849,725
School District of Broward County
Prerefunded 07/01/22 Certificate of Participation
Series 2012A
07/01/2025	5.000%	3,830,000	4,233,337
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,585,082
Southeast Overtown Park West Community Redevelopment Agency(c)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,214,078
Sterling Hill Community Development District(e)
Special Assessment Bonds
Series 2003B
11/01/2010	5.500%	137,787	88,184
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,709,199
Total			86,591,174
Georgia 1.2%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,251,220
DeKalb County Hospital Authority
Prerefunded 09/01/20 Revenue Bonds
DeKalb Medical Center, Inc. Project
Series 2010
09/01/2030	6.000%	5,000,000	5,318,950
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,156,677
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	2,073,860
Georgia State Road & Tollway Authority(c),(d)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	457,494
06/01/2034	0.000%	3,750,000	1,357,162
Total			15,615,363
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,980,000	3,242,806
Illinois 11.0%
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,831,850
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,237,260

4	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	12,383,751
Passenger Facility Charge
Series 2012A
01/01/2028	5.000%	2,590,000	2,791,657
01/01/2029	5.000%	2,500,000	2,690,250
01/01/2030	5.000%	3,000,000	3,223,920
Chicago Transit Authority
Revenue Bonds
Series 2011
12/01/2029	5.250%	4,000,000	4,249,680
12/01/2030	5.250%	1,925,000	2,043,542
City of Chicago
Unlimited General Obligation Bonds
Series 2002B
01/01/2027	5.125%	3,155,000	3,348,528
Series 2015A
01/01/2023	5.000%	5,000,000	5,280,950
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2030	5.250%	3,000,000	3,149,130
01/01/2032	5.250%	3,845,000	4,015,295
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
Second Lien
Series 2017B
01/01/2033	5.000%	7,085,000	7,844,370
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,436,400
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,100,400
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	13,778,671
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	10,904,832
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,262,150
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	1,975,194
01/01/2033	5.000%	2,000,000	2,191,780
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/2019	5.000%	5,000,000	5,047,000
06/01/2021	5.250%	12,000,000	12,807,840
Series 2017
06/01/2027	5.000%	2,185,000	2,513,755
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	10,854,167
Series 2014
02/01/2031	5.250%	5,000,000	5,238,800
Total			143,201,172
Indiana 0.9%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,578,836
Indiana Finance Authority
Revenue Bonds
1st Lien-CWA Authority, Inc.
Series 2011A
10/01/2025	5.250%	1,750,000	1,902,180
2nd Lien-CWA Authority, Inc.
Series 2011B
10/01/2023	5.250%	7,035,000	7,646,764
Total			11,127,780
Kentucky 0.4%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,576,680
Louisiana 1.0%
New Orleans Aviation Board
Refunding Revenue Bonds
Consolidated Rental Car Project
Series 2018 AGM
01/01/2035	5.000%	2,000,000	2,267,120
01/01/2036	5.000%	1,250,000	1,411,800

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010
12/01/2040	4.000%	9,320,000	9,687,394
Total			13,366,314
Maryland 1.1%
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2036	5.000%	1,000,000	1,013,310
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,465,867
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	12,085,300
Total			14,564,477
Massachusetts 3.3%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	11,663,600
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,548,350
Massachusetts Bay Transportation Authority
Unrefunded Revenue Bonds
General Transportation
Series 1991 (NPFGC)
03/01/2021	7.000%	2,210,000	2,326,843
Massachusetts Clean Water Trust (The)
Revenue Bonds
MWRA Program
Subordinated Series 1999A
08/01/2019	6.000%	2,500,000	2,553,275
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,114,730
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,766,166
08/15/2032	5.000%	4,120,000	4,558,986
08/15/2033	5.000%	3,000,000	3,304,800
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,414,465
UMASS Boston Student Housing Project
Series 2016
10/01/2036	5.000%	4,600,000	4,925,680
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,932,400
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,013,161
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,172,414
Total			43,294,870
Michigan 1.8%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,197,820
07/01/2027	5.250%	1,500,000	1,646,295
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	878,472
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,764,475
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,551,250
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,107,210

6	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,492,239
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,696,679
Total			23,334,440
Minnesota 1.2%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,164,094
City of St. Cloud
Refunding Revenue Bonds
Centracare Health
Series 2016A
05/01/2027	5.000%	1,785,000	2,089,164
County of Rice(c)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	740,000	773,833
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,235,829
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,329,600
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,018,640
Total			15,611,160
Mississippi 0.3%
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	4,010,825
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.7%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,122,497
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,408,407
02/01/2029	5.000%	5,975,000	6,399,165
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,837,054
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,295,820
Poplar Bluff Regional Transportation Development District
Revenue Bonds
Series 2012
12/01/2026	3.250%	100,000	102,093
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,310,000	1,377,072
Total			21,542,108
Nebraska 1.0%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,554,695
Nevada 1.7%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,519,197
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,119,700
09/01/2033	5.000%	1,000,000	1,104,810

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sparks(c)
Tax Anticipation Revenue Bonds
Sales
Series 2008A
06/15/2020	6.500%	1,900,000	1,901,596
Clark County School District
Limited General Obligation Bonds
Series 2015D
06/15/2030	4.000%	9,360,000	9,918,605
County of Clark
Limited General Obligation Refunding Bonds
Transportation
Series 2009A
12/01/2028	5.000%	3,500,000	3,590,930
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	750,000	752,603
Total			21,907,441
New Hampshire 0.7%
New Hampshire Health & Education Facilities Authority Act
Prerefunded 07/01/19 Revenue Bonds
University System
Series 2009A
07/01/2023	5.000%	8,370,000	8,485,506
New Jersey 2.6%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	923,535
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,324,480
New Jersey Economic Development Authority
Prerefunded 06/01/20 Revenue Bonds
MSU Student Housing Project-Provident
Series 2010
06/01/2021	5.000%	1,000,000	1,043,440
Refunding Revenue Bonds
New Jersey American Water Co.
Series 2010A
06/01/2023	4.450%	1,000,000	1,032,250
New Jersey Economic Development Authority(d)
Revenue Bonds
Capital Appreciation-Motor Vehicle Surcharges
Series 2004 (NPFGC)
07/01/2021	0.000%	1,255,000	1,179,863
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018-A
12/15/2034	5.000%	1,500,000	1,625,010
Revenue Bonds
Transportation Program
06/15/2037	5.000%	4,465,000	4,780,631
Transportation System
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	5,118,488
12/15/2022	5.250%	4,000,000	4,427,520
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,796,460
Series 2017G
01/01/2035	5.000%	6,000,000	6,936,900
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	621,375
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2034	5.000%	2,000,000	2,216,680
Total			34,026,632
New Mexico 0.3%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,511,950
New York 6.9%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,149,720
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	12,025,000	13,976,537
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,762,850
Long Island Power Authority
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,473,300

8	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2030	5.250%	4,750,000	4,792,085
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2026	5.500%	14,635,000	14,864,184
07/01/2027	5.500%	10,675,000	10,842,170
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,598,070
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,090,206
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,693,719
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	7,508,190
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/2024	5.000%	8,500,000	9,231,935
Total			89,982,966
North Carolina 1.8%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,565,196
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,062,310
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,159,268
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,301,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	10,000,000	11,829,400
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,275,648
04/01/2036	4.000%	1,000,000	1,057,340
University of North Carolina At Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,198,243
Total			23,449,105
Ohio 1.6%
American Municipal Power, Inc.
Prerefunded 02/15/22 Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2024	5.000%	2,000,000	2,187,920
Refunding Revenue Bonds
Series 2015A
02/15/2032	5.250%	12,000,000	13,030,440
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2021	5.500%	2,000,000	2,148,920
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2011
01/01/2025	5.000%	3,750,000	3,968,962
Total			21,336,242
Oklahoma 0.2%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,313,180
Oregon 0.4%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,052,270

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,211,584
Total			5,263,854
Pennsylvania 4.5%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,751,700
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries
Series 2015
01/01/2027	5.000%	2,500,000	2,748,900
01/01/2028	5.000%	3,840,000	4,200,653
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,618,505
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	2,003,324
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,336,880
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2021	0.000%	2,210,000	2,103,345
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,453,462
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,416,103
Pennsylvania Turnpike Commission
Prerefunded 12/01/20 Revenue Bonds
Subordinated Series 2011A
12/01/2031	5.625%	1,815,000	1,941,760
Prerefunded 12/01/20 Revenue Bonds
Series 2011A
12/01/2031	5.625%	1,460,000	1,561,966
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2011A
12/01/2031	5.625%	4,875,000	5,215,470
Revenue Bonds
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,867,600
Pennsylvania Turnpike Commission(f)
Prerefunded 12/01/20 Revenue Bonds
Capital Appreciation
Subordinated Series 2010B-2
12/01/2024	5.350%	20,000,000	21,298,400
Total			58,518,068
Rhode Island 0.3%
Rhode Island Depositors Economic Protection Corp.
Revenue Bonds
Series 1993A Escrowed to Maturity (AGM)
08/01/2021	5.750%	2,165,000	2,373,576
Rhode Island Health & Educational Building Corp.
Prerefunded 05/15/19 Revenue Bonds
Hospital Financing-Lifespan Obligation
Series 2009A (AGM)
05/15/2030	6.250%	500,000	506,450
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,470,794
Total			4,350,820
South Carolina 3.1%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,175,800
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,646,825
11/01/2032	5.000%	5,000,000	5,593,550
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,399,300
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
05/01/2036	5.000%	7,000,000	7,799,190
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,577,490

10	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	636,008
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	410,000	412,481
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,882,420
Series 2016A
12/01/2030	5.000%	4,000,000	4,455,600
Total			40,578,664
South Dakota 0.4%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,162,260
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,980,500
09/01/2030	5.000%	2,250,000	2,600,843
Total			5,743,603
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,110,930
Texas 12.5%
Austin Convention Enterprises, Inc.
Refunding Revenue Bonds
Convention Center 1st Tier
Series 2017
01/01/2028	5.000%	1,850,000	2,099,491
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien
Series 2011
01/01/2031	5.750%	15,230,000	16,332,500
Revenue Bonds
Senior Lien
Series 2010
01/01/2020	5.750%	1,250,000	1,290,012
Series 2015A
01/01/2030	5.000%	1,550,000	1,747,764
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2031	5.000%	7,500,000	8,175,300
08/15/2032	5.000%	6,000,000	6,519,900
08/15/2034	5.000%	10,240,000	11,051,827
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,134,110
City of Houston
Refunding Revenue Bonds
Convention & Entertainment
Series 2015
09/01/2027	5.000%	1,215,000	1,374,153
09/01/2029	5.000%	1,500,000	1,688,175
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,122,130
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,904,925
Subordinated Refunding Revenue Bonds
Lien
Series 2012B
07/01/2028	5.000%	7,000,000	7,630,420
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Series 2016B
11/15/2034	5.000%	10,000,000	11,513,000
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,340,265
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2012B
11/01/2028	5.000%	19,000,000	20,010,610
Duncanville Independent School District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,884,640
Harris County-Houston Sports Authority
Refunding Revenue Bonds
2nd Lien
Series 2014C
11/15/2032	5.000%	500,000	555,770

Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc.
Series 2011
05/15/2031	6.500%	535,000	589,147
05/15/2031	6.500%	465,000	512,063
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp.
Series 2011
05/15/2027	5.000%	11,195,000	11,919,093
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	1,250,000	1,272,450
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,592,960
Series 2015A
07/01/2030	5.000%	7,800,000	7,010,562
New Hope Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	609,785
08/15/2037	5.000%	530,000	530,615
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,143,630
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	18,887,064
System-2nd Tier
01/01/2031	5.000%	1,415,000	1,579,494
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools
Series 2010A
08/15/2024	5.750%	1,590,000	1,683,889
Texas City Industrial Development Corp.
Refunding Revenue Bonds
Arco Pipe Line Co. Project
Series 1990
10/01/2020	7.375%	3,000,000	3,259,560
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities
Series 2009
09/01/2022	5.000%	750,000	763,965
Total			161,729,269
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,162,150
07/01/2033	5.000%	1,000,000	1,156,480
Total			2,318,630
Vermont 1.1%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	12,445,000	14,149,218
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	991,530
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,508,850
Total			2,500,380
Washington 0.6%
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	3,004,193
12/01/2030	5.750%	2,820,000	2,864,218
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	320,000	340,438
07/01/2035	6.750%	1,090,000	1,159,051
Total			7,367,900

12	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
West Virginia 0.3%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	3,020,000	3,358,482
Wisconsin 1.1%
Public Finance Authority
Refunding Revenue Bonds
Celanese Project
Series 2016D
11/01/2030	4.050%	1,485,000	1,482,179
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,045,670
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009A
05/01/2022	5.000%	1,000,000	1,007,990
05/01/2023	5.125%	7,000,000	7,058,030
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,112,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,702,425
Total			14,408,824
Total Municipal Bonds (Cost $1,226,651,244)			1,281,689,760

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(g)	917,533	917,533
Total Money Market Funds (Cost $917,533)		917,533
Total Investments in Securities (Cost $1,232,778,777)		1,287,817,293
Other Assets & Liabilities, Net		10,807,874
Net Assets		$1,298,625,167

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $17,760,025, which represents 1.37% of total net assets.
(d)	Zero coupon bond.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2019, the total value of these securities amounted to $88,184, which represents 0.01% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Columbia AMT-Free Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	5,210,000	—	5,210,000
Municipal Bonds	—	1,281,689,760	—	1,281,689,760
Money Market Funds	917,533	—	—	917,533
Total Investments in Securities	917,533	1,286,899,760	—	1,287,817,293
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
14	Columbia AMT-Free Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.6%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Tufts University
Series 2012N-2 (Wells Fargo Bank)
08/15/2034	1.500%	3,400,000	3,400,000
Total Floating Rate Notes (Cost $3,400,000)			3,400,000

Municipal Bonds 97.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.4%
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,152,206
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	707,352
Total			2,859,558
Assisted Living 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/2027	5.125%	1,300,000	1,300,247
Charter Schools 1.8%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,895,850
International Charter School
Series 2015
04/15/2025	5.000%	500,000	548,145
04/15/2033	5.000%	1,335,000	1,416,582
Total			3,860,577
Higher Education 19.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	700,674
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,192,038
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,178,865
10/01/2036	5.000%	1,140,000	1,329,901
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	575,340
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,680,630
01/01/2034	5.000%	1,000,000	1,114,730
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,403,944
10/01/2028	5.000%	1,100,000	1,234,662
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,158,860
Western New England University
Series 2015
09/01/2032	5.000%	500,000	546,460
09/01/2033	5.000%	1,225,000	1,334,307
09/01/2034	5.000%	1,285,000	1,394,945
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	753,317
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	569,115
Series 2017
09/01/2037	5.000%	290,000	327,709
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,030,051
10/01/2033	5.000%	900,000	1,043,766
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,048,330
07/01/2036	4.000%	1,000,000	1,042,970
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,138,769
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Simmons College
Series 2013J
10/01/2024	5.250%	500,000	564,790
10/01/2025	5.500%	450,000	510,273
Unrefunded Revenue Bonds
Suffolk University
Series 2009
07/01/2024	6.000%	745,000	757,129
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Brandeis Univeristy
10/01/2036	5.000%	1,535,000	1,760,507
Massachusetts Health & Educational Facilities Authority
Refunding Revenue Bonds
Berklee College of Music
Series 2007
10/01/2032	5.000%	170,000	170,479
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,564,510
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,126,720
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,000,000	1,104,220
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,457,509
Massachusetts State College Building Authority
Unrefunded Revenue Bonds
Series 2012A
ST INTERCEPT
05/01/2029	5.000%	1,510,000	1,649,992
Total			40,465,512
Hospital 19.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,312,717
Series 2016I
07/01/2033	5.000%	3,000,000	3,341,010
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,332,730
08/15/2034	5.000%	2,250,000	2,473,042
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,163,884
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016
07/01/2031	5.000%	3,000,000	3,460,410
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,596,196
Series 2017
07/01/2031	5.000%	1,000,000	1,134,120
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,125,710
07/01/2034	5.000%	1,500,000	1,650,285
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,287,876
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,090,878
07/01/2037	5.000%	1,035,000	1,139,328
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,369,572
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	340,632
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,160,292
UMass Memorial Healthcare
Series 2011H
07/01/2026	5.125%	2,000,000	2,129,160
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	2,016,444
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	1,230,000	1,241,476
Partners HealthCare System
Series 2010J-2
07/01/2022	5.000%	5,000,000	5,064,900
Total			40,430,662
Joint Power Authority 2.0%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,178,540

2	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	3,066,310
Total			4,244,850
Multi-Family 1.7%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,337,740
10/01/2034	5.000%	2,000,000	2,158,080
Total			3,495,820
Other Bond Issue 7.8%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/2020	5.000%	2,120,000	2,125,978
04/01/2023	5.000%	1,855,000	1,860,213
04/01/2024	5.000%	3,240,000	3,248,975
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,154,890
05/01/2031	5.000%	1,000,000	1,142,100
Series 2017 (BAM)
05/01/2034	5.000%	500,000	578,045
05/01/2035	5.000%	500,000	576,065
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,922,275
04/01/2035	5.000%	2,350,000	2,737,115
Total			16,345,656
Prep School 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,162,636
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 10.9%
Berkshire Wind Power Cooperative Corp.
Prerefunded 01/01/20 Revenue Bonds
Series 2010-1
07/01/2024	5.250%	3,785,000	3,907,634
07/01/2025	5.000%	2,000,000	2,060,320
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2030	6.375%	2,465,000	2,606,097
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	2,051,252
Prerefunded 10/01/19 Revenue Bonds
Brandeis University
Series 2010O-2
10/01/2024	5.000%	5,000,000	5,108,450
Massachusetts State College Building Authority
Prerefunded 05/01/22 Revenue Bonds
State Intercept
ST INTERCEPT
05/01/2029	5.000%	1,490,000	1,639,447
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,162,000
Massachusetts Water Pollution Abatement Trust (The)
Prerefunded 08/01/19 Revenue Bonds
State Revolving Fund
Series 2009-14
08/01/2024	5.000%	1,000,000	1,016,330
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,196,303
Total			22,747,833
Retirement Communities 2.1%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,383,213
Massachusetts Development Finance Agency(f)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,449,300

Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,558,710
Total			4,391,223
Sales Tax 8.6%
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,184,300
07/01/2032	0.000%	5,105,000	3,259,287
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,349,134
Series 2006A
07/01/2022	5.250%	3,500,000	3,910,935
Series 2008B
07/01/2023	5.000%	910,000	1,035,353
Massachusetts School Building Authority
Revenue Bonds
Series 2011B
10/15/2027	5.000%	4,000,000	4,323,320
Total			18,062,329
Special Property Tax 2.0%
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,444,683
07/01/2027	5.000%	775,000	830,141
Total			4,274,824
State Appropriated 0.7%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	1,345,000	1,418,370
State General Obligation 8.4%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,536,940
Limited General Obligation Refunding Bonds
Series 2003D (NPFGC)
10/01/2020	5.500%	2,500,000	2,658,025
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004B
08/01/2020	5.250%	3,000,000	3,159,840
Series 2006B (AGM)
09/01/2022	5.250%	2,000,000	2,243,740
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	6,000,200
Total			17,598,745
Student Loan 2.3%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/2022	5.500%	4,625,000	4,780,955
Turnpike / Bridge / Toll Road 2.2%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Revenue Bonds
Series 2010B
01/01/2022	5.000%	2,180,000	2,243,525
01/01/2032	5.000%	2,400,000	2,464,008
Total			4,707,533
Water & Sewer 5.7%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,335,780
Series 2012B
08/01/2028	5.000%	5,000,000	5,515,900
Total			11,851,680
Total Municipal Bonds (Cost $196,809,647)			203,999,010

Money Market Funds 0.1%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(g)	70,561	70,561
Total Money Market Funds (Cost $70,561)		70,561
Total Investments in Securities (Cost: $200,280,208)		207,469,571
Other Assets & Liabilities, Net		1,939,001
Net Assets		209,408,572

4	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2019, the total value of these securities amounted to $1,196,303, which represents 0.57% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $3,008,010, which represents 1.44% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,400,000	—	3,400,000
Municipal Bonds	—	203,999,010	—	203,999,010
Money Market Funds	70,561	—	—	70,561
Total Investments in Securities	70,561	207,399,010	—	207,469,571
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.5%
New York City Transitional Finance Authority(a),(b)
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.630%	3,375,000	3,375,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	1.630%	1,400,000	1,400,000
Total			4,775,000
Total Floating Rate Notes (Cost $4,775,000)			4,775,000

Municipal Bonds 96.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.3%
New York City Industrial Development Agency(c)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A AMT
07/01/2028	5.000%	2,000,000	2,135,980
New York Transportation Development Corp.(c)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2031	5.000%	1,500,000	1,554,690
Revenue Bonds
Delta Air Lines, Inc., LaGuardia
Series 2018 AMT
01/01/2036	5.000%	2,000,000	2,222,980
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal
Series 2010
12/01/2042	6.000%	2,000,000	2,117,040
Total			8,030,690
Airport 1.6%
New York Transportation Development Corp.(c)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/2046	4.000%	3,000,000	2,955,660
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.4%
Build NYC Resource Corp.
Revenue Bonds
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,037,130
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,421,175
Build NYC Resource Corp.(d)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	245,432
Total			2,703,737
Health Services 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,662,615
Higher Education 8.0%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,110,710
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	760,253
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	260,997
07/01/2034	5.000%	500,000	566,090
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2025	5.000%	295,000	324,954
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,053,710
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New School
Series 2015A
07/01/2050	5.000%	1,500,000	1,662,615
Pratt Institute
Series 2015A
07/01/2044	5.000%	1,000,000	1,100,710
Series 2016A
07/01/2041	5.000%	500,000	557,265
St. John’s University
Series 2015A
07/01/2037	5.000%	1,000,000	1,127,590
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	530,410
Revenue Bonds
Columbia University
10/01/2047	5.000%	1,000,000	1,306,820
Manhattan Marymount College
Series 2009
07/01/2029	5.250%	1,500,000	1,517,775
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,451,302
State University Dormitory Facilities
Series 2011A
07/01/2031	5.000%	1,000,000	1,070,670
Niagara Area Development Corp.
Revenue Bonds
Niagara University Project
Series 2012A
05/01/2035	5.000%	500,000	535,125
Total			14,936,996
Hospital 12.9%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2040	5.000%	1,000,000	1,067,650
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	250,992
07/01/2030	5.000%	180,000	199,647
Dutchess County Local Development Corp.
Revenue Bonds
Health Quest Systems, Inc.
Series 2016B
07/01/2041	4.000%	2,000,000	2,006,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014A
07/01/2044	5.000%	1,000,000	1,080,970
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Rochester General Hospital
Series 2013A
12/01/2032	5.000%	1,350,000	1,466,167
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	524,755
Revenue Bonds
Unity Hospital-Rochester Project
Series 2010 (FHA)
08/15/2035	5.750%	2,000,000	2,161,820
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services-Long Island
Series 2014
07/01/2032	5.000%	750,000	814,208
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2047	4.000%	500,000	512,925
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	394,499
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,210,460
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,107,030
Series 2016
07/01/2040	4.000%	1,000,000	1,024,470
Revenue Bonds
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	2,275,000	2,370,573
Series 2011A
07/01/2041	5.000%	2,000,000	2,128,200
Unrefunded Revenue Bonds
University of Rochester
Series 2009
07/01/2039	5.125%	130,000	131,699
New York State Dormitory Authority(d)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	437,244

2	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk County Economic Development Corp.
Unrefunded Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	2,990,000	3,185,994
Westchester County Healthcare Corp.
Unrefunded Revenue Bonds
Senior Lien
Series 2010C-2
11/01/2037	6.125%	205,000	217,651
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	959,550
Total			24,252,824
Human Service Provider 0.5%
Dutchess County Local Development Corp.
Revenue Bonds
Anderson Center Services, Inc. Project
Series 2010
10/01/2030	6.000%	900,000	916,803
Independent Power 0.3%
Suffolk County Industrial Development Agency(c)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998 AMT
01/01/2023	5.500%	520,000	520,099
Local Appropriation 1.2%
New York State Dormitory Authority(e)
Revenue Bonds
Capital Appreciation-Court Facilities-Westchester
Series 1998
08/01/2019	0.000%	1,200,000	1,189,824
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,104,970
Total			2,294,794
Local General Obligation 5.1%
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	580,610
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,033,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Fiscal 2015
Series 2014A
08/01/2031	5.000%	500,000	568,445
Unrefunded Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04/01/2027	5.125%	235,000	236,246
City of Syracuse(c)
Unlimited General Obligation Bonds
Airport Terminal Security Access Improvement
Series 2011 AMT
11/01/2036	5.000%	1,750,000	1,847,527
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	320,125
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2037	5.000%	2,000,000	2,233,780
Limited General Obligation Refunding Bonds
Series 2016A
01/01/2038	5.000%	1,000,000	1,104,870
Mount Sinai Union Free School District
Unlimited General Obligation Refunding Bonds
Series 1992 (AMBAC)
02/15/2019	6.200%	1,005,000	1,006,747
Sullivan West Central School District
Unlimited General Obligation Refunding Bonds
Series 2012
04/15/2024	5.000%	500,000	574,210
Total			9,505,810
Multi-Family 5.4%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	563,140
Housing Development Corp.
Revenue Bonds
Gateway Apartments
Series 2009A
09/15/2025	4.500%	165,000	167,492
Series 2009C-1
11/01/2034	5.500%	500,000	504,275
Series 2009M
11/01/2045	5.150%	1,250,000	1,257,037

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,914,460
New York City Housing Development Corp.
Revenue Bonds
Series 2018K
11/01/2048	4.000%	1,000,000	1,001,920
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	725,625
Green Bond
Series 2017H
11/01/2047	3.650%	1,360,000	1,301,493
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	516,613
Onondaga Civic Development Corp.
Revenue Bonds
Upstate Properties Development, Inc.
Series 2011
12/01/2041	5.250%	1,945,000	2,109,352
Total			10,061,407
Municipal Power 4.4%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,098,720
Series 2016B
09/01/2036	5.000%	1,000,000	1,132,430
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,537,458
General
Series 2017
09/01/2047	5.000%	1,000,000	1,118,910
Series 2012A
09/01/2037	5.000%	2,000,000	2,163,520
Series 2018
09/01/2038	5.000%	1,000,000	1,150,090
Total			8,201,128
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	327,915
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 1.1%
New York State Dormitory Authority
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,318
New York State Environmental Facilities Corp.
Revenue Bonds
Series 2009A
06/15/2034	5.000%	2,000,000	2,024,520
Total			2,039,838
Ports 7.6%
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
193rd Series 2015 AMT
10/15/2035	5.000%	3,135,000	3,526,906
Consolidated 186th
Series 2014 AMT
10/15/2044	5.000%	1,000,000	1,094,110
Series 2018-207 AMT
09/15/2043	4.000%	1,500,000	1,529,835
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consol-211th
Series 2018
09/01/2043	4.000%	3,000,000	3,098,850
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	2,000,000	2,349,200
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,666,520
Total			14,265,421
Prep School 1.5%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	566,435
06/01/2035	5.000%	700,000	789,971
New York State Dormitory Authority
Revenue Bonds
Convent-Sacred Heart
Series 2011 (AGM)
11/01/2035	5.625%	750,000	807,742

4	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	560,950
Total			2,725,098
Recreation 2.4%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	994,833
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	534,455
New York City Industrial Development Agency
Revenue Bonds
Pilot-Queens Baseball Stadium
Series 2006 (AMBAC)
01/01/2024	5.000%	500,000	501,155
Pilot-Yankee Stadium
Series 2009 (AGM)
03/01/2049	7.000%	250,000	251,235
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	2,000,000	2,249,260
Total			4,530,938
Refunded / Escrowed 12.9%
City of New York
Prerefunded 04/01/19 Unlimited General Obligation Bonds
Subordinated Series 2009I-1
04/01/2027	5.125%	1,265,000	1,272,236
Long Island Power Authority
Prerefunded 05/01/19 Revenue Bonds
Series 2008A
05/01/2033	6.000%	1,000,000	1,010,660
Metropolitan Transportation Authority
Prerefunded 11/15/19 Revenue Bonds
Series 2009B
11/15/2034	5.000%	1,000,000	1,026,480
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2034	5.000%	1,350,000	1,430,473
Prerefunded 11/15/21 Revenue Bonds
Series 2011D
11/15/2036	5.000%	1,000,000	1,092,370
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 11/15/22 Revenue Bonds
Series 2012E
11/15/2031	5.000%	1,000,000	1,123,440
Nassau County Industrial Development Agency
Prerefunded 03/01/20 Revenue Bonds
New York Institute of Technology Project
Series 2000A
03/01/2026	4.750%	1,210,000	1,248,079
Nassau County Interim Finance Authority
Prerefunded 05/15/19 Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	235,000	237,186
New York City Water & Sewer System
Prerefunded 06/15/21 Revenue Bonds
Series 2011AA
06/15/2044	5.000%	1,000,000	1,078,790
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College
Series 2009
03/01/2039	5.500%	500,000	501,485
Prerefunded 03/15/19 Revenue Bonds
Education
Series 2008B
03/15/2036	5.750%	500,000	502,395
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2037	5.500%	2,000,000	2,018,920
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2039	5.125%	1,000,000	1,014,150
Pratt Institute
Series 2009C (AGM)
07/01/2039	5.125%	1,000,000	1,014,150
University of Rochester
Series 2009
07/01/2039	5.125%	870,000	882,484
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2031	5.750%	800,000	845,576
The New School
Series 2010
07/01/2040	5.500%	1,500,000	1,580,265
Prerefunded 10/01/19 Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	985,000	1,007,891

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Onondaga Civic Development Corp.
Prerefunded 07/01/19 Revenue Bonds
St. Joseph’s Hospital Health Center Project
Series 2014
07/01/2031	5.125%	1,000,000	1,014,150
Suffolk County Economic Development Corp.
Prerefunded 07/01/21 Revenue Bonds
Catholic Health Services
Series 2011
07/01/2028	5.000%	510,000	549,668
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,800,000	1,960,254
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien
Series 2010C
11/01/2037	6.125%	1,645,000	1,769,642
Total			24,180,744
Resource Recovery 1.1%
Build NYC Resource Corp.(c),(d)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014 AMT
01/01/2035	5.000%	750,000	791,513
Jefferson County Industrial Development Agency(c),(d)
Revenue Bonds
Green Bonds
Series 2014 AMT
01/01/2024	5.250%	1,280,000	1,235,942
Total			2,027,455
Retirement Communities 3.3%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	830,783
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2029	5.000%	1,000,000	1,011,290
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing Southold
Series 2010
12/01/2040	6.000%	1,225,000	1,286,164
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,735,532
Ulster County Capital Resource Corp.(d)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	472,435
09/15/2053	5.250%	1,000,000	932,270
Total			6,268,474
Sales Tax 0.0%
Nassau County Interim Finance Authority
Unrefunded Revenue Bonds
Sales Tax Secured
Series 2009
11/15/2024	5.000%	15,000	15,136
Single Family 0.8%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2016-195
10/01/2046	4.000%	1,465,000	1,526,222
Special Non Property Tax 2.0%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,564,600
New York City Transitional Finance Authority
Refunded Revenue Bonds
Future Tax Secured
Subordinated Series 2012B
11/01/2030	5.000%	500,000	551,520
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,673,010
Total			3,789,130
Special Property Tax 0.5%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	1,019,580

6	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 1.7%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2032	5.250%	1,000,000	1,071,090
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation
Series 1993A
07/01/2020	6.000%	2,000,000	2,074,980
Total			3,146,070
Student Loan 0.0%
State of New York Mortgage Agency
Revenue Bonds
New York State Higher Education Finance
Series 2009
11/01/2026	4.750%	75,000	76,058
Tobacco 2.7%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,031,020
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,019,400
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	2,000,000	2,067,260
Total			5,117,680
Transportation 6.3%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2042	4.000%	2,000,000	2,007,620
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,092,260
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,424,500
Series 2016-C-1
11/15/2056	5.250%	2,000,000	2,216,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation
Series 2014B
11/15/2044	5.000%	2,000,000	2,146,380
Series 2015B
11/15/2040	5.000%	1,675,000	1,826,319
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,092,110
Total			11,805,549
Turnpike / Bridge / Toll Road 4.7%
New York State Thruway Authority
Revenue Bonds
General
Series 2012I
01/01/2032	5.000%	2,000,000	2,142,860
Series 2014J
01/01/2041	5.000%	3,000,000	3,289,110
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
General Purpose
Series 2016A
11/15/2041	5.000%	3,000,000	3,375,060
Total			8,807,030
Water & Sewer 2.1%
New York City Water & Sewer System
Revenue Bonds
Series 2009EE
06/15/2040	5.250%	500,000	506,140
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,277,080
Niagara Falls Public Water Authority
Revenue Bonds
Series 2013A
07/15/2029	5.000%	1,000,000	1,110,820
Total			3,894,040
Total Municipal Bonds (Cost $176,457,300)			181,604,941

Total Investments in Securities (Cost: $181,232,300)	186,379,941
Other Assets & Liabilities, Net	1,096,267
Net Assets	187,476,208

Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $4,114,836, which represents 2.19% of total net assets.
(e)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
8	Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	4,775,000	—	4,775,000
Municipal Bonds	—	181,604,941	—	181,604,941
Total Investments in Securities	—	186,379,941	—	186,379,941
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Strategic New York Municipal Income Fund | Quarterly Report 2019	9

Portfolio of Investments
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.7%
New York City Transitional Finance Authority(a),(b)
Subordinated Revenue Bonds
Future Tax Secured
Series 2016 (JPMorgan Chase Bank)
02/01/2045	1.630%	2,800,000	2,800,000
Syracuse Industrial Development Agency(a),(b)
Revenue Bonds
Syracuse University
Series 2008A-2 (JPMorgan Chase Bank)
12/01/2037	1.580%	750,000	750,000
Total			3,550,000
Total Floating Rate Notes (Cost $3,550,000)			3,550,000

Municipal Bonds 96.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 1.1%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	1,780,000	1,771,581
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	388,987
Total			2,160,568
Disposal 0.4%
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/2020	5.000%	870,000	902,564
Health Services 2.4%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,883,038
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/2021	5.000%	1,000,000	1,041,720
Total			4,924,758
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 9.5%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	549,135
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	256,972
06/01/2030	5.000%	300,000	341,337
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	458,608
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	192,608
07/01/2034	5.000%	200,000	232,394
07/01/2035	5.000%	200,000	231,506
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	250,987
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	579,455
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,147,800
Series 2018
07/01/2031	5.000%	170,000	202,602
07/01/2032	5.000%	210,000	249,121
07/01/2033	5.000%	205,000	241,886
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	660,924
09/01/2025	5.000%	300,000	330,462
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,299,098
Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	811,097
New School
Series 2015A
07/01/2029	5.000%	450,000	516,222
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,232,120
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,696,335
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	207,405
07/01/2030	5.000%	150,000	176,286
Revenue Bonds
Cornell University
Series 2009A
07/01/2025	5.000%	1,000,000	1,013,430
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	539,735
New York University
Series 1998A (NPFGC)
07/01/2020	5.750%	2,000,000	2,114,520
Rochester Institute of Technology
Series 2010
07/01/2021	5.000%	1,000,000	1,043,150
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
07/01/2034	5.000%	575,000	672,756
Total			19,247,951
Hospital 12.9%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	452,288
07/01/2028	5.000%	360,000	404,359
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	167,810
07/01/2029	5.000%	175,000	195,216
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,225,442
12/01/2025	5.000%	1,115,000	1,257,140
12/01/2027	5.000%	1,225,000	1,368,668
Dutchess County Local Development Corp.
Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	330,687
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	524,336
07/01/2026	5.000%	350,000	406,000
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,363,154
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,125,900
Nassau County Local Economic Assistance Corp.
Refunding Revenue Bonds
Catholic Health Services
Series 2011
07/01/2020	5.000%	2,815,000	2,929,655
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,357,012
07/01/2033	5.000%	675,000	730,350
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,069,970
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,384,600
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,131,120
07/01/2031	5.000%	1,000,000	1,124,630
Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/2027	5.000%	500,000	544,835

2	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	1,725,000	1,797,467
Series 2011A
07/01/2031	5.000%	2,000,000	2,138,400
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,120,510
Total			26,149,549
Local General Obligation 13.2%
City of New York
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,709,475
Unlimited Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,294,040
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	457,747
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,143,040
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,108,001
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,510,633
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,570,993
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/2025	5.000%	500,000	546,800
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,268,900
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,659,670
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	882,840
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	564,430
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,358,112
Revenue Bonds
School Districts Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,312,980
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,288,847
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,068,800
Total			26,745,308
Multi-Family 2.5%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	874,409
10/01/2029	5.000%	1,290,000	1,535,216
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children
Series 2008A-1
06/01/2033	5.000%	1,700,000	1,704,403
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	481,244
05/01/2031	5.000%	400,000	453,328
Total			5,048,600

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 5.1%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,243,160
Series 2016B
09/01/2030	5.000%	2,750,000	3,201,082
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	876,782
General
Series 2017
09/01/2035	5.000%	1,200,000	1,382,208
Series 2011A
05/01/2021	5.000%	1,000,000	1,072,260
Series 2012B
09/01/2026	5.000%	1,510,000	1,652,937
Total			10,428,429
Other Bond Issue 1.9%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2029	5.000%	545,000	629,044
07/01/2031	5.000%	715,000	819,769
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,522,514
Total			3,971,327
Pool / Bond Bank 1.7%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,296,940
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	180,000	183,724
Total			3,480,664
Ports 5.0%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consol-211th
Series 2018
09/01/2038	4.000%	1,400,000	1,457,666
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,293,400
Series 2018-209
07/15/2034	5.000%	2,500,000	2,958,300
Revenue Bonds
Consolidated 161st
Series 2009
10/15/2031	5.000%	3,390,000	3,465,936
Total			10,175,302
Prep School 1.5%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	554,857
07/01/2027	5.000%	600,000	689,502
Series 2015
06/01/2026	5.000%	225,000	259,418
06/01/2028	5.000%	250,000	286,660
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	507,474
01/01/2035	5.000%	590,000	663,638
Total			2,961,549
Recreation 0.5%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	488,256
Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	534,455
Total			1,022,711
Refunded / Escrowed 13.9%
Elizabeth Forward School District(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2020	0.000%	2,210,000	2,145,490
Long Island Power Authority
Prerefunded 04/01/19 Revenue Bonds
Series 2009A
04/01/2021	5.250%	1,000,000	1,005,830

4	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2028	5.250%	3,000,000	3,191,940
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,537,360
New York State Dormitory Authority
Prerefunded 03/01/19 Revenue Bonds
Teacher’s College
Series 2009
03/01/2024	5.000%	1,000,000	1,002,600
Prerefunded 05/01/19 Revenue Bonds
North Shore-Long Island Jewish Obligation Group
Series 2009A
05/01/2030	5.250%	2,500,000	2,522,150
Prerefunded 07/01/19 Revenue Bonds
Mount Sinai School of Medicine
Series 2009
07/01/2027	5.500%	4,000,000	4,062,640
Prerefunded 07/01/20 Revenue Bonds
New York University Hospital Center
Series 2011A
07/01/2023	5.125%	1,000,000	1,048,310
Prerefunded 07/01/22 Revenue Bonds
St. John’s University
Series 2012A
07/01/2027	5.000%	470,000	520,318
New York State Dormitory Authority(d)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,328,350
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	355,000	395,058
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	2,000,000	2,178,060
Series 2011A
01/01/2025	5.000%	3,000,000	3,289,590
Total			28,227,696
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 2.8%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	830,782
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	590,112
11/15/2030	5.000%	650,000	694,596
New York State Dormitory Authority
Revenue Bonds
Miriam Osborn Memorial Home Association
Series 2012
07/01/2026	5.000%	740,000	749,576
07/01/2027	5.000%	700,000	708,680
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,064,170
07/01/2034	5.000%	1,000,000	1,055,130
Total			5,693,046
Sales Tax 0.6%
Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds
Fiscal 2015
Series 2014A
10/15/2024	5.000%	1,000,000	1,177,250
Single Family 0.5%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	1,000,000	986,800
Special Non Property Tax 8.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,317,980
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,169,730
Subordinated Revenue Bonds
Future Tax Secured
Series 2016E-1
02/01/2032	5.000%	3,000,000	3,455,520

Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	3,525,000	3,552,636
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,840,011
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,227,270
Total			16,563,147
Special Property Tax 0.6%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,158,790
State Appropriated 2.8%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,547,640
New York State Dormitory Authority
Refunding Revenue Bonds
Consolidated Service Contract
Series 2009A
07/01/2024	5.000%	3,000,000	3,038,310
Revenue Bonds
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,084,860
Total			5,670,810
Tobacco 2.6%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	3,000,000	3,014,460
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,216,460
Total			5,230,920
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 2.6%
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,056,255
Metropolitan Transportation Authority
Revenue Bonds
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	870,413
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,342,930
Total			5,269,598
Turnpike / Bridge / Toll Road 3.4%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,120,026
01/01/2032	5.000%	1,000,000	1,134,740
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,135,950
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,534,000
Total			6,924,716
Water & Sewer 0.6%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	808,843
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	167,807
04/01/2028	5.000%	175,000	201,765
Total			1,178,415
Total Municipal Bonds (Cost $189,299,635)			195,300,468

6	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(f)	1,039,315	1,039,315
Total Money Market Funds (Cost $1,039,315)		1,039,315
Total Investments in Securities (Cost: $193,888,950)		199,889,783
Other Assets & Liabilities, Net		3,220,305
Net Assets		203,110,088
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2019.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $1,509,497, which represents 0.74% of total net assets.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2019, the total value of these securities amounted to $395,058, which represents 0.19% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Columbia AMT-Free New York Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,550,000	—	3,550,000
Municipal Bonds	—	195,300,468	—	195,300,468
Money Market Funds	1,039,315	—	—	1,039,315
Total Investments in Securities	1,039,315	198,850,468	—	199,889,783
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
8	Columbia AMT-Free New York Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 10.0%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,028,770
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	553,745
07/01/2034	5.000%	500,000	551,230
Connecticut State Health & Educational Facility Authority
Refunding Revenue Bonds
Connecticut State University
Series 2014O
11/01/2025	4.000%	2,000,000	2,167,280
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,152,020
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	340,038
Revenue Bonds
Trinity College
Series 1998F (NPFGC)
07/01/2021	5.500%	270,000	284,296
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,063,987
Total			9,141,366
Hospital 10.7%
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,105,660
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,559,609
Middlesex Hospital
Series 2011N
07/01/2021	5.000%	1,000,000	1,072,130
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,293,780
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,786,150
Total			9,817,329
Investor Owned 5.7%
Connecticut State Development Authority
Refunding Revenue Bonds
Connecticut Light & Power Co. Project
Series 2011
09/01/2028	4.375%	5,000,000	5,257,900
Joint Power Authority 1.2%
Connecticut Municipal Electric Energy Cooperative
Revenue Bonds
Series 2012A
01/01/2027	5.000%	1,000,000	1,081,380
Local General Obligation 21.1%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,482,421
City of Hartford
Unlimited General Obligation Bonds
Series 2011A
04/01/2022	5.250%	1,325,000	1,411,138
Unlimited General Obligation Refunding Bonds
Series 2005C (NPFGC)
09/01/2019	5.000%	1,000,000	1,017,220
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,210,260
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	487,989
City of New Britain
Unlimited General Obligation Bonds
Series 2018B (AGM)
ASSURED GUARANTY MUNICIPAL CORP
09/01/2036	5.250%	720,000	836,374
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,372,224
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	857,468
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	842,670
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	574,795
08/01/2032	5.000%	500,000	573,185
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	576,835
07/15/2035	5.000%	1,000,000	1,148,370
Town of Fairfield
Unlimited General Obligation Refunding Bonds
Series 2008
01/01/2020	5.000%	1,000,000	1,031,080
01/01/2022	5.000%	500,000	547,965
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	494,123
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,149,860
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,313,070
07/15/2025	4.750%	1,150,000	1,332,102
Town of Stratford
Unlimited General Obligation Refunding Bonds
Series 2014
12/15/2032	5.000%	600,000	656,988
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	385,007
Total			19,301,144
Multi-Family 2.3%
Bridgeport Housing Authority
Revenue Bonds
Custodial Receipts Energy Performance
Series 2009
06/01/2022	5.000%	1,035,000	1,025,571
06/01/2023	5.000%	1,085,000	1,067,966
Total			2,093,537
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pool / Bond Bank 1.9%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bond
Series 2017A
05/01/2034	5.000%	1,500,000	1,750,920
Prep School 7.0%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Taft School Issue
Series 2018-K
07/01/2035	4.000%	1,115,000	1,174,886
Connecticut State Health & Educational Facility Authority
Revenue Bonds
Greenwich Academy
Series 2007E (AGM)
03/01/2026	5.250%	2,770,000	3,161,789
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	2,037,517
Total			6,374,192
Refunded / Escrowed 12.7%
City of Hartford
Prerefunded 04/01/21 Unlimited General Obligation Bonds
Series 2011A
04/01/2023	5.250%	1,325,000	1,422,189
04/01/2024	5.250%	1,325,000	1,422,189
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	11,733
Connecticut State Health & Educational Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
Health System Catholic East
Series 2010
11/15/2029	4.750%	2,920,000	3,071,781
Connecticut State Health & Educational Facility Authority
Prerefunded 07/01/21 Revenue Bonds
Lawrence & Memorial Hospital
Series 2011S
07/01/2031	5.000%	2,000,000	2,146,220
Revenue Bonds
Sacred Heart University
Series 2011G Escrowed to Maturity
07/01/2020	5.000%	690,000	721,837
Harbor Point Infrastructure Improvement District
Prerefunded 04/01/20 Tax Allocation Bonds
Harbor Point Project
Series 2010A
04/01/2022	7.000%	1,728,000	1,811,877

2	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Highway & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	995,992
Total			11,603,818
Retirement Communities 2.0%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
12/01/2031	5.000%	750,000	844,988
Connecticut State Health & Educational Facility Authority(b)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,011,910
Total			1,856,898
Single Family 3.2%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2016A-1
11/15/2045	4.000%	715,000	742,570
Subordinated Series 2017D-1
11/15/2032	3.200%	1,000,000	983,570
Subordinated Series 2018C-1
11/15/2038	3.625%	1,250,000	1,233,425
Total			2,959,565
Special Non Property Tax 4.2%
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2009A
12/01/2019	4.500%	1,000,000	1,021,820
Series 2014A
09/01/2025	5.000%	2,500,000	2,838,650
Total			3,860,470
State Appropriated 1.8%
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,674,660
State General Obligation 2.5%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,137,260
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-E
09/15/2033	5.000%	1,000,000	1,127,620
Total			2,264,880
Water & Sewer 11.4%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,129,480
Series 2016A
11/15/2029	4.000%	500,000	544,225
11/15/2030	4.000%	400,000	432,464
11/15/2031	4.000%	100,000	107,321
11/15/2032	4.000%	440,000	469,370
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,530,742
08/01/2023	5.250%	500,000	573,415
27th Series 2012
08/01/2029	5.000%	2,945,000	3,220,681
29th Series 2014
08/01/2025	5.000%	500,000	566,200
32nd Series 2016B
08/01/2035	4.000%	1,750,000	1,856,978
Total			10,430,876
Total Municipal Bonds (Cost $86,867,036)			89,468,935

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 1.216%(c)	134,978	134,978
Total Money Market Funds (Cost $134,978)		134,978
Total Investments in Securities (Cost: $87,002,014)		89,603,913
Other Assets & Liabilities, Net		1,964,053
Net Assets		91,567,966

Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2019, the total value of these securities amounted to $995,992, which represents 1.09% of total net assets.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the total value of these securities amounted to $1,011,910, which represents 1.11% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2019.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, January 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	89,468,935	—	89,468,935
Money Market Funds	134,978	—	—	134,978
Total Investments in Securities	134,978	89,468,935	—	89,603,913
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund | Quarterly Report 2019	5

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Columbia Funds Series Trust I

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date March 22, 2019

By (Signature and Title) /s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date March 22, 2019